BALANCE SHEET COMPONENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

The following table presents the components of prepaid expenses and other current assets as of December 31, 2023 and 2022 (in thousands):

	December 31,
	2023	2022
Accounts receivable	$186	$8
Employee retention credit	572	1,237
Prepaid expenses	2,857	119
Prepaid benefits	24	37
Prepaid clinical expenses	6	6
Total prepaid expenses and other current assets	$3,645	$1,407

SCHEDULE OF PROPERTY AND EQUIPMENT

The following table presents the components of property and equipment, net, as of June 30, 2024 and December 31, 2023 (in thousands):

	June 30, 2024	December 31, 2023
Computer equipment	$202	$192
Laboratory equipment	2,102	1,999
Furniture and office equipment	29	29
Leasehold improvements	76	73
	2,409	2,293
Less: accumulated depreciation	(2,063)	(1,977)
Total property and equipment, net	$346	$316

The following table presents the components of property and equipment, net, as of December 31, 2023 and 2022 (in thousands):

	December 31,
	2023	2022
Computer equipment	$192	$171
Laboratory equipment	1,999	1,950
Furniture and office equipment	29	29
Leasehold improvements	73	73
	2,293	2,223
Less: accumulated depreciation	(1,977)	(1,781)
Total property and equipment, net	$316	$442

SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The following table presents the components of accrued expenses and other current liabilities as of June 30, 2024 and December 31, 2023 (in thousands):

	June 30, 2024	December 31, 2023
Accrued expenses	$370	107
Accrued employee expenses	8	78
Accrued bonuses	431	233
Total accrued expenses and other current liabilities	$809	$418

The following table presents the components of accrued expenses and other current liabilities as of December 31, 2023 and 2022 (in thousands):

	December 31,
	2023	2022
Accrued expenses	$107	$591
Accrued employee expenses	78	10
Accrued bonuses	233	239
Total accrued expenses and other current liabilities	$418	$840

SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

The following table presents the components of prepaid expenses and other current assets as of June 30, 2024 and December 31, 2023 (in thousands):

	June 30, 2024	December 31, 2023
Accounts receivable	$184	$186
Employee retention credit	316	572
Prepaid expenses	2,352	2,857
Prepaid benefits	34	24
Prepaid clinical expenses	6	6
Total prepaid expenses and other current assets	$2,892	$3,645